Annual Operating Expenses {- Industrials Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Industrials Portfolio - Industrials Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.74%